Income Taxes - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2019
Disclosure of income taxes [line items]
Deferred tax assets relating to temporary differences between the accounting and tax value of investments in subsidiaries	$ 0
Expiry date of deductible temporary differences, unused tax losses and unused tax credits	With respect to tax legislation relating to concessions, such losses will expire in 2048, except for IEM whose losses were originated in 2014 to expire in this fiscal year and GAP that its loss were originated in 2024 and expire until 2034 for their application.
Unused tax losses [Member]
Disclosure of income taxes [line items]
Deferred tax assets on tax loss carryforwards	$ 0
Mexican Companies [Member]
Disclosure of income taxes [line items]
Income taxes rate	30.00%
Decreto de Estímulos Fiscales Región Fronteriza Norte [Member]
Disclosure of income taxes [line items]
Income taxes rate		20.00%
MBJA and PACKAL [Member]
Disclosure of income taxes [line items]
Income taxes rate	25.00%